JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

December 23, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)

on behalf of the JPMorgan Asia Pacific Fund and

the JPMorgan Global Equity Income Fund

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and the Investment Company Act of 1940 (“1940 Act”), is Post-Effective Amendment No. 370 under the 1933 Act
(Amendment No. 371 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of reflecting a change to the JPMorgan Asia Pacific Fund’s investment concentration policy and certain other changes. This change was approved by the Fund’s shareholders at a meeting on June 10, 2014.

This filing is also being made for the purpose of reflecting changes recently approved by the Board of Trustees of the JPMorgan Global Equity Income Fund, including changes to the Fund’s name from the “JPMorgan Global Equity Income Fund” to the “JPMorgan International Equity Income Fund” and changes to the Fund’s investment strategy. These changes are scheduled to take effect on or about January 30, 2015. This filing represents the Class A, Class C and Select Class Shares only. The Class R2, Class R5 and Class R6 Shares were filed under Post-Effective Amendment No. 368 under the 1933 Act (Amendment No. 369 under the 1940 Act) on November 21, 2014.

Other than the JPMorgan International Research Enhanced Equity Fund, for which we are making a filing under Rule 485(a) for JPMorgan Trust II, we do not believe the changes made in this Amendment related to the other funds included in the prospectuses and the SAI are material and so we have not included their fund or class codes in the submission on EDGAR. If you have any questions or comments, please call the undersigned at (212) 648-0472.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary